Earnings/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings/(Loss) Per Share
Schedule of net loss per share

	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Basic (Loss)/Earnings Per Share
Numerator:
Net (loss)/income attributable to ordinary shareholders for computing basic (loss)/earnings per ordinary share	(157,907)	(13,130)	3,334	469
Denominator:
Weighted average number of shares outstanding	43,914,204	56,007,723	55,534,919	55,534,919
(Loss)/earnings per share - basic	(3.60)	(0.23)	0.06	0.01

	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Diluted (Loss)/Earnings Per Share
Numerator:
Net (loss)/income attributable to ordinary shareholders for computing diluted (loss)/earnings per ordinary share	(157,907)	(13,130)	3,334	469
Denominator:
Weighted average number of shares outstanding	43,914,204	56,007,723	55,534,919	55,534,919
(Loss)/earnings per share - diluted	(3.60)	(0.23)	0.06	0.01